Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Deductible and Taxable Temporary Differences in Deferred Tax
The deductible and taxable temporary differences in respect of which deferred tax has been recognised are as follows:

	2020 $m	2019 $m
Reported in balance sheet after offset

Deferred tax liabilities	2,613	2,627

Deferred tax assets	(129)	(76)
Net deferred income tax liability	2,484	2,551

Deferred income tax assets (deductible temporary differences)

Deficits on Group retirement benefit obligations (note 30)	128	102

Revaluation of derivative financial instruments to fair value	8	8

Tax loss carryforwards (primarily income tax losses)	176	170

Share-based payment expense	41	36

Provisions for liabilities and working capital-related items	402	288

Lease liabilities	330	318

Other deductible temporary differences	59	28
Total	1,144	950

Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences)

Deferred income tax liabilities (taxable temporary differences)

Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	3,123	3,003

Leased right-of-use assets	315	307

Investment in subsidiaries	161	164

Revaluation of derivative financial instruments to fair value	12	12

Rolled-over capital gains	17	15
Total	3,628	3,501

Summary of Movement in Net Deferred Income Tax Liability

Movement in net deferred income tax liability

At 1 January	2,551	2,449

Translation adjustment	41	9

Net (income)/expense for the year (ii)	(95)	126

Disposals	(3)	(35)

Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	(11)	8

Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	1	(6)
At 31 December	2,484	2,551

(i)	Fair value adjustments arising on acquisition principally relate to property, plant and equipment.

(ii)	The net expense in 2019 includes income of $3 million relating to discontinued operations.